Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Significant Subsidiaries
The following represents the significant subsidiaries of the Group at 31 December 2020, that principally affect the turnover, profit and net assets of the Group. The percentage of share capital is shown below represents the aggregate percentage of equity capital directly or indirectly held by Unilever PLC in the company. The companies are incorporated and principally operated in the countries under which they are shown except where stated otherwise.

Country	Name of company	Shareholding%
Argentina	Unilever de Argentina S.A.	100.00
Australia	Unilever Australia Limited	100.00
Bangladesh	Unilever Bangladesh Limited	60.75
Brazil	Unilever Brasil Ltda.	100.00
Canada	Unilever Canada Inc.	100.00
China	Unilever Services (Hefei) Co. Ltd	100.00
China	Walls (China) Co. Limited	100.00
England and Wales	Unilever UK & CN Holdings Limited	100.00
England and Wales	Unilever Global IP Ltd	100.00
England and Wales	Unilever U.K. Holdings Limited	100.00
England and Wales	Unilever UK Limited	100.00
England and Wales	Unilever U.K. Central Resources Limited	100.00
France	Unilever France S.A.S	99.99
Germany	Unilever Deutschland GmbH	100.00
Germany	Unilever Deutschland Holding GmbH	100.00
India	Hindustan Unilever Limited	61.90
Indonesia	PT Unilever Indonesia Tbk	84.99
Italy	Unilever Italia Mkt Operations S.R.L.	100.00
Korea	Carver Korea Co., Ltd	100.00
Mexico	Unilever de Mexico, S. de R.I. de C.V.	100.00
Netherlands	Mixhold B.V.	100.00
Netherlands	Unilever Finance International B.V.	100.00
Netherlands	Unilever Finance Netherlands B.V.	100.00
Netherlands	Unilever IP Holdings B.V.	100.00
Netherlands	Unilever Nederland B.V.	100.00
Netherlands	Unilever Europe B.V.	100.00
Netherlands	UNUS Holding B.V.	100.00
Pakistan	Unilever Pakistan Limited	99.28
Philippines	Unilever Philippines, Inc.	100.00
Russia	OOO Unilever Rus	100.00
Singapore	Unilever Asia Private Limited	100.00
South Africa	Unilever South Africa (Pty) Limited	100.00
Switzerland	Unilever ASCC AG	100.00
Switzerland	Unilever Finance International AG	100.00
Switzerland	Unilever Supply Chain Company AG	100.00
Thailand	Unilever Thai Trading Limited	100.00
Turkey	Unilever Sanayi ve Ticaret Turk A.S	99.98
United States of America	Conopco, Inc.	100.00
United States of America	Unilever Capital Corporation	100.00
United States of America	Unilever North America Supply Chain Company LLC	100.00
United States of America	Unilever United States, Inc.	100.00
United States of America	Ben & Jerry’s Homemade, Inc.	100.00
Vietnam	Unilever Vietnam International Company Limited	100.00